Description Of Business And Basis Of Presentation - Additional Information (Detail) - USD ($)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss	$ (3,388,021)	$ (2,984,151)	$ 4,368,352	$ (4,832,201)		$ 1,384,201	$ (2,003,820)
Net cash used in operating activities				301,844			1,067,207
Accumulated deficit	(40,767,575)	(37,379,554)	$ (34,199,096)	(38,301,346)		(37,379,554)	(40,767,575)		$ (38,301,346)		$ (35,065,223)
Enjoy Technology Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss	(54,372,000)				$ (28,719,000)	(149,800,000)	(149,797,000)	$ (79,475,000)	(157,784,000)	$ (89,694,000)
Net cash used in operating activities						114,100,000	114,051,000	$ 64,172,000	95,342,000	90,295,000
Accumulated deficit	$ (571,730,000)	$ (571,700,000)		$ (421,933,000)		$ (571,700,000)	$ (571,730,000)		$ (421,933,000)	$ (264,339,000)